INVESTMENTS - Schedule of Investments Categorized by Investment Class (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cost method and equity method investments
Cost of equity investments without readily determinable fair value	$ 8,952		$ 9,181
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	4,123		$ 4,123
Impairment recognized	0	$ 0
Net operating income from equity method investments	382	$ 151
Disposition of equity method investments	$ 1,791